Commercial Papers	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commercial Papers
41.	COMMERCIAL PAPERS
On October 25, 2019, CUCL issued tranche one of 2019 super short term commercial papers in an amount of RMB5 billion, with a maturity period of 270 days from the date of issue and which carries interest at 2.24% per annum.
On November 15, 2019, CUCL issued tranche two of 2019 super short term commercial papers in an amount of RMB4 billion, with a maturity period of 270 days from the date of issue and which carries interest at 2.20% per annum.